Financial risk management	12 Months Ended
Dec. 31, 2019
Disclosure of Risk Management [abstract]
Financial risk management
24. Financial risk management
24.1 Financial risk factors
Eldorado’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk and price risk), credit risk and liquidity risk. Eldorado’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

(i)	Market risk
a.Foreign exchange risk
The Company operates principally in Turkey, Canada, Greece, Romania and Brazil, and is therefore exposed to foreign exchange risk arising from transactions denominated in foreign currencies. Foreign exchange risk arises when future commercial transactions or recognized assets or liabilities are denominated in a currency that is not the entity’s functional currency.
Eldorado’s cash and cash equivalents, accounts receivable, marketable securities, accounts payable and accrued liabilities and other non-current liabilities are denominated in several currencies, and are therefore subject to fluctuation against the U.S. dollar.
The tables below summarize Eldorado’s exposure to the various currencies denominated in the foreign currency at December 31, 2019 and 2018, as listed below. The tables do not include amounts denominated in U.S. dollars.

24. Financial risk management (continued)

2019	Canadian dollar	Australian dollar	Euro	Turkish lira	Chinese renminbi	Romanian lei	British pound	Brazilian real	Barbados bajan
(Amounts in thousands)	$	$	€	TRY	¥	lei	£	R$	$

Cash and cash equivalents	10,204	435	10,692	9,930	60	1,599	371	1,101	16
Marketable securities	4,971	—	—	—	—	—	—	—	—
Accounts receivable and other	13,010	3	8,631	8,923	—	2,767	—	6,356	—
Accounts payable and accrued liabilities	(59,583)	(8)	(47,361)	(109,765)	—	(1,421)	—	(1,639)	—
Other non-current liabilities	(1,520)	—	(11,497)	—	—	—	—	—	—
Net balance	(32,918)	430	(39,535)	(90,912)	60	2,945	371	5,818	16

Equivalent in U.S. dollars	$(25,259)	$302	$(44,213)	$(14,801)	$9	$690	$491	$1,447	$8

2018	Canadian dollar	Australian dollar	Euro	Turkish lira	Chinese renminbi	Romanian lei	British pound	Brazilian real	Serbian dinar
(Amounts in thousands)	$	$	€	TRY	¥	lei	£	R$	din

Cash and cash equivalents	19,030	433	6,861	2,664	72	1,904	923	4,539	8,848
Marketable securities	3,509	—	—	—	—	—	—	—	—
Accounts receivable and other	23,672	3	15,552	54,772	—	4,487	—	9,970	8,386
Accounts payable and accrued liabilities	(102,027)	(7)	(34,488)	(44,516)	—	(2,286)	—	(2,941)	(1,004)
Other non-current liabilities	(10,064)	—	(9,191)	(15,877)	—	—	—	—	—
Net balance	(65,880)	429	(21,266)	(2,957)	72	4,105	923	11,568	16,230

Equivalent in U.S. dollars	$(48,292)	$302	$(24,334)	$(562)	$11	$1,010	$1,180	$2,982	$157

Based on the balances as at December 31, 2019, a 1% increase/decrease in the U.S. dollar exchange rate against all of the other currencies on that date would have resulted in a increase/decrease of approximately $805 (2018 – $675) in earnings (loss) before taxes. There would be no effect on other comprehensive income.
Cash flows from operations are exposed to foreign exchange risk, as commodity sales are set in U.S. dollars and a certain amount of operating expenses are in the currency of the country in which mining operations take place.
b.Metal price and global market risk
The Company is subject to price risk for fluctuations in the market price of gold and the global concentrate market. Gold and other metals prices are affected by numerous factors beyond the Company’s control, including central bank sales, demand for concentrate, producer hedging activities, the relative exchange rate of the U.S. dollar with other major currencies, global and regional demand and political and economic conditions.
Worldwide gold and other metals production levels also affect their prices, and the price of these metals is occasionally subject to rapid short-term changes due to speculative activities. From time to time, the Company may use commodity price contracts to manage its exposure to fluctuations in the price of gold and other metals, but has elected not to at this time.
Other price risk is the risk that the value of a financial instrument will fluctuate as a result of changes in market prices. This includes equity price risk, whereby the Company’s investments in marketable securities are subject to market price fluctuation.
24. Financial risk management (continued)

c.	Interest rate risk
Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate due to changes in market interest rates. Current financial assets and financial liabilities are generally not exposed to interest rate risk because of their short-term nature. The Company's outstanding debt is in the form of senior secured notes with a fixed interest rate of 9.5% and a term loan with a variable rate based on LIBOR. Borrowings under the Company’s revolving credit facility, if drawn, are also at variable rates of interest. Borrowings at variable rates of interest expose the Company to interest rate risk. At December 31, 2019, $200,000 is outstanding under the term loan. A 1% increase in the variable interest rate would result in a $2,000 decrease in net earnings on an annualized basis.

(ii)	Credit risk
Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents, restricted cash, term deposits and accounts receivable.
The Company manages credit risk by entering into business arrangements with high credit-quality counterparties, limiting the amount of exposure to each counterparty and monitoring the financial condition of counterparties. In accordance with the Company's short-term investment policy, term deposits and short term investments are held with high credit quality financial institutions as determined by rating agencies. The Company invests its cash and cash equivalents in major financial institutions and in government issuances, according to the Company's short-term investment policy. The Company monitors the credit ratings of all financial institutions in which it holds cash and investments. The carrying value of $251,135 is the maximum amount exposed to credit risk at December 31, 2019.
Payment for metal sales is normally in advance or within fifteen days of shipment depending on the buyer. While the historical level of customer defaults is negligible, which has reduced the credit risk associated with trade receivables at December 31, 2019, there is no guarantee that buyers, including under exclusive sales arrangements, will not default on its commitments, which may have an adverse impact on the Company's financial performance.

(iii)	Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. The Company manages liquidity by spreading the maturity dates of investments over time, managing its capital expenditures and operational cash flows, and by maintaining adequate lines of credit. Management uses a rigorous planning, budgeting and forecasting process to help determine the funds the Company will need to support ongoing operations and development plans. Contractual maturities relating to debt and other obligations are included in note 25. All other financial liabilities are due within one year.
24.2 Capital risk management
Eldorado’s objective is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the Company's mining projects. Capital consists of all of the components of equity which includes share capital from ordinary shares, contributed surplus, accumulated other comprehensive income (loss), deficit and non-controlling interests.
Eldorado monitors capital on the basis of the debt to capital ratio and net debt to EBITDA. The debt to capital ratio is calculated as debt, including current and non-current debt, divided by capital plus debt. The net debt to EBITDA ratio is calculated as debt, including current and non-current debt, less cash, cash equivalents and term deposits, divided by earnings before interest costs, taxes, depreciation and amortization.